Result of the Year - Schedule of Estimate Fair Values of Phantom Shares (Details) kr / shares in Units, kr in Thousands	12 Months Ended
	Dec. 31, 2020 DKK (kr) yr kr / shares	Dec. 31, 2019 DKK (kr) yr kr / shares
2020 Phantom Shares Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at valuation date (DKK 000) | kr	kr 406
Expected volatility (%)	47.10%
Risk-free interest rate (%)	(0.59%)
Expected life of awards (years) | yr	4.08
Weighted average share price (DKK) | kr / shares	kr 67.10
2019 Phantom Shares Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at valuation date (DKK 000) | kr	kr 293	kr 347
Expected volatility (%)	47.30%	57.40%
Risk-free interest rate (%)	(0.61%)	(0.50%)
Expected life of awards (years) | yr	3.08	4.00
Weighted average share price (DKK) | kr / shares	kr 67.10	kr 72.40
2018 Phantom Shares Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value at valuation date (DKK 000) | kr	kr 160	kr 205
Expected volatility (%)	54.30%	57.00%
Risk-free interest rate (%)	(0.61%)	(0.63%)
Expected life of awards (years) | yr	2.08	3.08
Weighted average share price (DKK) | kr / shares	kr 67.10	kr 68.60